Quarterly Holdings Report
for
Fidelity® International Multifactor ETF
January 31, 2022
IES-NPRT1-0422
1.9892243.102

Schedule of Investments January 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.2%
	Shares	Value
AUSTRALIA – 3.4%
ASX Ltd.	752	$ 44,076
Australia & New Zealand Banking Group Ltd.	3,708	69,309
BHP Group Ltd.	1,712	55,907
Commonwealth Bank of Australia	1,699	112,209
Fortescue Metals Group Ltd.	1,628	22,791
JB Hi-Fi Ltd.	1,124	36,420
Medibank Pvt Ltd.	16,818	36,614
Rio Tinto Ltd.	325	25,545
Sonic Healthcare Ltd.	3,971	106,063
Wesfarmers Ltd.	1,462	54,294
TOTAL AUSTRALIA		563,228
AUSTRIA – 0.2%
voestalpine AG	756	24,933
TOTAL AUSTRIA		24,933
BELGIUM – 0.3%
Sofina S.A.	109	43,059
TOTAL BELGIUM		43,059
BERMUDA – 0.5%
Jardine Matheson Holdings Ltd.	1,477	86,907
TOTAL BERMUDA		86,907
CANADA – 10.2%
Barrick Gold Corp.	2,608	49,892
Canadian Apartment Properties REIT	3,887	170,878
Canadian Imperial Bank of Commerce	535	67,146
Canadian National Railway Co.	828	100,867
Canadian Pacific Railway Ltd.	974	69,646
CGI, Inc. (a)	598	51,031
Constellation Software, Inc.	37	63,694
Empire Co. Ltd.	3,361	103,647
Great-West Lifeco, Inc.	1,041	32,504
Kirkland Lake Gold Ltd.	1,029	38,739
Loblaw Cos. Ltd.	1,686	130,009
National Bank of Canada	572	45,740
Northland Power, Inc.	5,454	157,856
Open Text Corp.	977	46,737
Power Corp. of Canada	1,208	38,810
Quebecor, Inc.	7,736	182,846
Royal Bank of Canada	1,229	140,053
The Bank of Nova Scotia	1,248	89,847
The Toronto-Dominion Bank	1,635	130,885
TOTAL CANADA		1,710,827
DENMARK – 3.9%
Carlsberg AS	520	83,673
Coloplast A/S Class B	595	85,916
GN Store Nord A/S	1,151	68,949

	Shares	Value

Netcompany Group A/S (b)	246	$ 17,916
Novo Nordisk A/S Class B	2,343	231,607
Novozymes A/S Class B	499	34,050
Pandora A/S	392	42,169
Royal Unibrew A/S	622	71,034
SimCorp A/S	236	21,796
TOTAL DENMARK		657,110
FINLAND – 0.4%
Kone Oyj Class B	912	58,499
TOTAL FINLAND		58,499
FRANCE – 7.8%
Bureau Veritas S.A.	1,511	42,837
Cie Generale des Etablissements Michelin SCA	210	34,770
Dassault Systemes SE	857	40,782
Edenred	615	26,129
Hermes International	32	47,297
La Francaise des Jeux SAEM (b)	423	17,374
Legrand S.A.	578	58,185
L'Oreal S.A.	376	158,841
LVMH Moet Hennessy Louis Vuitton SE	175	141,756
Publicis Groupe S.A.	3,072	205,590
Remy Cointreau S.A.	373	77,145
Sanofi	1,929	200,563
Sartorius Stedim Biotech	179	77,675
Schneider Electric SE	613	102,636
SEB S.A.	129	19,392
Teleperformance	143	53,445
TOTAL FRANCE		1,304,417
GERMANY – 6.6%
Allianz SE	492	125,391
Carl Zeiss Meditec AG	430	68,231
Deutsche Bank AG (a)	5,202	71,458
Deutsche Post AG	1,255	74,549
Knorr-Bremse AG	412	41,410
Merck KGaA	531	115,419
ProSiebenSat.1 Media SE	10,523	162,612
Rational AG	38	31,514
TAG Immobilien AG	7,270	190,132
Uniper SE	5,028	225,455
TOTAL GERMANY		1,106,171
HONG KONG – 1.1%
Sino Land Co. Ltd.	143,000	184,858
TOTAL HONG KONG		184,858
IRELAND – 0.5%
Grafton Group PLC	2,669	41,251

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
IRELAND – continued
Smurfit Kappa Group PLC	689	$ 35,954
TOTAL IRELAND		77,205
ISRAEL – 2.1%
Bank Hapoalim BM	6,618	68,039
Bank Leumi Le-Israel BM	7,183	76,289
ICL Group Ltd.	4,784	42,755
Israel Discount Bank Ltd. Class A	10,771	71,519
Mizrahi Tefahot Bank Ltd.	1,623	62,157
Nice Ltd. (a)	138	35,045
TOTAL ISRAEL		355,804
ITALY – 4.0%
Assicurazioni Generali SpA	3,268	68,066
DiaSorin SpA	460	70,594
Enel SpA	27,744	210,896
Moncler SpA	750	47,368
Recordati Industria Chimica e Farmaceutica SpA	1,537	85,356
Snam SpA	33,792	187,889
TOTAL ITALY		670,169
JAPAN – 22.7%
Advance Residence Investment Corp.	65	190,953
Astellas Pharma, Inc.	8,000	128,479
Bandai Namco Holdings, Inc.	800	55,592
Dai Nippon Printing Co. Ltd.	2,400	57,217
Daito Trust Construction Co. Ltd.	2,000	227,381
Daiwa Securities Group, Inc.	10,900	65,102
Food & Life Cos. Ltd.	1,200	35,409
FUJIFILM Holdings Corp.	800	52,975
Fujitsu Ltd.	300	39,106
Hitachi Ltd.	1,600	82,468
Hoya Corp.	1,000	128,054
Iida Group Holdings Co. Ltd.	2,100	43,212
ITOCHU Corp.	2,700	85,927
Kajima Corp.	4,500	53,895
Kao Corp.	2,400	119,391
KDDI Corp.	6,700	211,946
Kobayashi Pharmaceutical Co. Ltd.	1,600	123,723
Medipal Holdings Corp.	5,600	100,069
Mitsui & Co. Ltd.	3,200	79,247
Nexon Co. Ltd.	8,800	164,353
Nippon Telegraph & Telephone Corp.	7,500	212,649
NOF Corp.	1,100	49,737
Nomura Research Institute Ltd.	1,400	48,115
Obayashi Corp.	7,000	56,255
Obic Co. Ltd.	300	48,870
Oji Holdings Corp.	9,800	51,626
ORIX Corp.	3,800	77,682
Osaka Gas Co. Ltd.	12,200	206,677

	Shares	Value

Otsuka Corp.	900	$ 36,125
Rinnai Corp.	500	44,174
Secom Co. Ltd.	800	56,127
Sekisui House Ltd.	2,700	54,234
Shimano, Inc.	200	44,461
Shionogi & Co. Ltd.	2,200	122,711
Sohgo Security Services Co. Ltd.	1,200	43,272
Sony Corp.	1,200	132,471
Sumitomo Mitsui Trust Holdings, Inc.	1,900	65,381
Taisei Corp.	1,800	58,503
The Shizuoka Bank Ltd.	7,300	56,892
Toppan Printing Co. Ltd.	3,300	62,320
Toyo Suisan Kaisha Ltd.	3,200	130,388
Trend Micro, Inc. (a)	900	47,333
USS Co. Ltd.	2,800	45,344
TOTAL JAPAN		3,795,846
LUXEMBOURG – 0.5%
Eurofins Scientific SE	801	79,708
TOTAL LUXEMBOURG		79,708
NETHERLANDS – 2.0%
ASM International N.V.	96	32,500
ASML Holding N.V.	251	167,191
NN Group N.V.	1,178	65,472
Wolters Kluwer N.V.	651	65,854
TOTAL NETHERLANDS		331,017
NEW ZEALAND – 0.0%
Fletcher Building Ltd.	371	1,572
TOTAL NEW ZEALAND		1,572
NORWAY – 1.0%
Norsk Hydro ASA	5,499	41,927
Orkla ASA	9,299	88,442
Yara International ASA	696	35,487
TOTAL NORWAY		165,856
SINGAPORE – 1.5%
DBS Group Holdings Ltd.	3,100	80,701
Oversea-Chinese Banking Corp. Ltd.	7,281	67,148
Singapore Exchange Ltd.	5,600	38,558
United Overseas Bank Ltd.	3,200	70,903
TOTAL SINGAPORE		257,310
SPAIN – 2.6%
Enagas S.A.	8,425	181,333
Industria de Diseno Textil S.A.	1,939	58,123
Red Electrica Corp. S.A.	9,988	200,530
TOTAL SPAIN		439,986

Quarterly Report	3

Common Stocks – continued
	Shares	Value
SWEDEN – 2.8%
Atlas Copco AB Class A	1,192	$ 69,369
Epiroc AB	2,256	47,614
Essity AB Class B	2,935	82,351
Evolution Gaming Group AB (b)	361	43,912
Industrivarden AB Class A	1,304	40,737
Investor AB	3,389	72,742
Nibe Industrier AB	4,024	37,748
Swedish Match AB	10,059	77,398
TOTAL SWEDEN		471,871
SWITZERLAND – 14.2%
Chocoladefabriken Lindt & Spruengli AG	8	92,111
Cie Financiere Richemont S.A.	645	92,103
EMS-Chemie Holding AG	32	31,947
Galenica AG (b)	716	50,063
Geberit AG	89	59,763
Kuehne + Nagel International AG	194	54,238
Logitech International S.A.	349	28,773
Nestle S.A.	3,157	403,776
Novartis AG	2,728	234,783
Partners Group Holding AG	40	54,863
PSP Swiss Property AG	1,818	218,500
Roche Holding AG	775	297,081
Schindler Holding AG	204	50,417
Siegfried Holding AG	54	43,238
Sika AG	154	53,111
Sonova Holding AG	174	61,112
Straumann Holding AG	38	61,854
Swisscom AG	327	185,513
Tecan Group AG	99	47,615
The Swatch Group AG	156	44,954
UBS Group AG	5,485	100,740
Zurich Insurance Group AG	219	103,661
TOTAL SWITZERLAND		2,370,216
UNITED KINGDOM – 10.2%
Admiral Group PLC	1,182	49,859
Auto Trader Group PLC (b)	17,214	154,183
Avast PLC (b)	3,941	32,423
Aviva PLC	11,509	67,045
Barclays PLC	30,086	79,608
Diageo PLC	3,667	183,165
Halma PLC	897	30,038
IG Group Holdings PLC	4,012	43,869
IMI PLC	2,134	47,212

	Shares	Value

Imperial Brands PLC	4,557	$ 107,085
J Sainsbury PLC	21,800	85,024
Lloyds Banking Group PLC	123,626	84,673
Next PLC	587	59,051
Persimmon PLC	1,604	51,519
RELX PLC	2,846	86,676
Rightmove PLC	15,384	134,118
Rio Tinto PLC	875	60,869
Royal Mail PLC	7,365	43,517
Tate & Lyle PLC	8,440	79,989
The Sage Group PLC	3,412	32,996
Unilever PLC	3,730	189,540
TOTAL UNITED KINGDOM		1,702,459
UNITED STATES OF AMERICA – 0.7%
Bausch Health Cos., Inc. (a)	4,404	108,213
TOTAL UNITED STATES OF AMERICA		108,213
TOTAL COMMON STOCKS (Cost $15,770,105)		16,567,241
Money Market Fund – 0.4%

Fidelity Cash Central Fund, 0.08% (c) (Cost $71,119)	71,105	71,119
TOTAL INVESTMENT IN SECURITIES – 99.6% (Cost $15,841,224)		16,638,360
NET OTHER ASSETS (LIABILITIES) (d) – 0.4%		71,643
NET ASSETS – 100.0%		$ 16,710,003

Categorizations in the Schedule of Investments are based on country or territory of incorporation.
Legend
(a)	Non-income producing.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $315,871 or 1.9% of net assets.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(d)	Includes $3,888 of cash collateral to cover margin requirements for futures contracts.
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
ICE MSCI EAFE Index Contracts (United States)	1	March 2022	$111,765	$(3,202)	$(3,202)
The notional amount of futures purchased as a percentage of Net Assets is 0.7%
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.08%	$119,828	$184,890	$233,599	$18	$—	$—	$71,119	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – Unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to
Quarterly Report	5

the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund’s investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund’s use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
6	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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